NC SLF Inc.
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
March 31, 2025
(dollars in thousands)

Portfolio Company (1) (2)	Footnotes	Investment	Spread Above Reference Rate (3)		Interest Rate (3)	Maturity Date	Par Amount	Amortized Cost	Fair Value	% of Net Assets (5)
Investments
Debt Investments
Aerospace and Defense
PAG Holding Corp. (Precision Aviation Group)	(4) (10)	First Lien Debt	S +	4.75%	9.05%	12/21/2029	14,629	14,388	14,599	2.77%
PAG Holding Corp. (Precision Aviation Group)	(4)	First Lien Debt (Delayed Draw)	S +	4.75%	9.05%	12/21/2029	4,849	4,812	4,840	0.92%
Total Aerospace and Defense								19,200	19,439	3.69%

Air Freight & Logistics
Kenco PPC Buyer LLC	(4) (10)	First Lien Debt	S +	4.75%	9.00%	11/15/2029	16,279	16,068	16,120	3.06%
Kenco PPC Buyer LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	9.04%	11/15/2029	2,766	741	747	0.14%
Kenco PPC Buyer LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	9.04%	11/15/2029	488	(4)	(5)	0.00%
Total Air Freight & Logistics								16,805	16,862	3.20%

Auto Components
Randys Holdings, Inc. (Randy's Worldwide Automotive)	(4) (7)	First Lien Debt	S +	5.00%	9.29%	11/1/2029	12,830	12,658	12,667	2.40%
Randys Holdings, Inc. (Randy's Worldwide Automotive)	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.00%	9.30%	11/1/2029	4,365	2,493	2,437	0.46%
Total Auto Components								15,151	15,104	2.86%

Beverages
Refresh Buyer, LLC (Sunny Sky Products)	(4) (10)	First Lien Debt	S +	4.75%	9.05%	12/23/2028	3,382	3,357	3,344	0.63%
Refresh Buyer, LLC (Sunny Sky Products)	(4)	First Lien Debt (Delayed Draw)	S +	4.75%	9.07%	12/23/2028	856	856	847	0.16%
Total Beverages								4,213	4,191	0.79%

Building Products
Clean Solutions Buyer, Inc.	(4) (10)	First Lien Debt	S +	4.50%	8.82%	9/9/2030	4,291	4,253	4,252	0.81%
Cobalt Service Partners, LLC	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	4.75%	9.05%	10/13/2031	12,468	2,863	2,802	0.53%
Cobalt Service Partners, LLC	(4) (7) (10)	First Lien Debt	S +	4.75%	9.05%	10/13/2031	7,232	7,164	7,163	1.35%
Vertex Service Partners, LLC	(4) (10)	First Lien Debt	S +	6.00%	10.30%	11/8/2030	2,246	2,219	2,269	0.43%
Vertex Service Partners, LLC	(4)	First Lien Debt (Delayed Draw)	S +	6.00%	10.30%	11/8/2030	4,330	4,323	4,373	0.83%
Vertex Service Partners, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	6.00%	10.30%	11/8/2030	4,407	844	824	0.16%
Total Building Products								21,666	21,683	4.11%

Chemicals
Chroma Color Corporation	(4)	First Lien Debt	S +	4.25%	8.54%	4/23/2029	3,014	2,970	2,993	0.57%
Chroma Color Corporation	(4)	First Lien Debt (Delayed Draw)	S +	4.25%	8.55%	4/23/2029	665	661	661	0.13%
Olympic Buyer, Inc. (Ascensus)	(4) (7)	First Lien Debt	S +	4.35%	8.67%	6/30/2028	13,964	13,811	11,960	2.27%
Total Chemicals								17,442	15,614	2.97%

Commercial Services & Supplies
FirstCall Mechanical Group, LLC	(4) (10)	First Lien Debt	S +	4.75%	9.05%	6/27/2030	6,517	6,461	6,457	1.22%
FirstCall Mechanical Group, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	9.05%	6/27/2030	13,108	6,003	5,895	1.12%
Integrated Power Services Holdings, Inc.	(4)	First Lien Debt	S +	4.50%	8.94%	11/22/2028	4,928	4,910	4,928	0.94%
Olympus US Bidco LLC (Phaidon International)	(4) (8)	First Lien Debt	S +	5.50%	9.92%	8/22/2029	17,238	17,127	16,891	3.20%
Safety Infrastructure Services Intermediate LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	9.04%	7/21/2028	1,728	307	261	0.05%
Safety Infrastructure Services Intermediate LLC	(4) (10)	First Lien Debt	S +	4.75%	9.05%	7/21/2028	3,084	3,058	2,995	0.57%
Total Commercial Services & Supplies								37,866	37,427	7.10%

Construction & Engineering
CLS Management Services, LLC (Contract Land Staff)	(4) (10)	First Lien Debt	S +	5.00%	9.30%	3/27/2030	3,260	3,232	3,231	0.61%
CLS Management Services, LLC (Contract Land Staff)	(4)	First Lien Debt (Delayed Draw)	S +	5.00%	9.30%	3/27/2030	1,310	1,308	1,299	0.25%
CLS Management Services, LLC (Contract Land Staff)	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	9.30%	3/27/2030	2,176	(5)	(19)	0.00%
ERA Industries, LLC (BTX Precision)	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	9.32%	7/25/2030	513	(2)	(5)	0.00%
ERA Industries, LLC (BTX Precision)	(4) (10)	First Lien Debt	S +	5.00%	9.32%	7/25/2030	364	360	361	0.07%
ERA Industries, LLC (BTX Precision)	(4) (10)	First Lien Debt	S +	5.00%	9.32%	7/25/2030	680	673	674	0.13%
ERA Industries, LLC (BTX Precision)	(4)	First Lien Debt (Delayed Draw)	S +	5.00%	9.32%	7/25/2030	390	389	386	0.07%
Heartland Paving Partners, LLC	(4) (10)	First Lien Debt	S +	4.50%	8.72%	8/9/2030	8,401	8,324	8,323	1.58%
Heartland Paving Partners, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.50%	8.81%	8/9/2030	5,629	(13)	(52)	-0.01%
Heartland Paving Partners, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.50%	8.81%	8/9/2030	5,629	2,239	2,200	0.42%
ICE USA Infrastructure, Inc.	(4) (10)	First Lien Debt	S +	5.75%	10.05%	3/15/2030	2,853	2,830	2,828	0.54%
ICE USA Infrastructure, Inc.	(4) (10)	First Lien Debt	S +	5.75%	10.05%	3/15/2030	795	788	788	0.15%
MEI Buyer LLC	(4) (10)	First Lien Debt	S +	5.00%	9.32%	6/29/2029	5,457	5,373	5,457	1.04%
MEI Buyer LLC	(4)	First Lien Debt (Delayed Draw)	S +	5.00%	9.32%	6/29/2029	873	870	873	0.17%
WSB Engineering Holdings Inc.	(4) (10)	First Lien Debt	S +	6.00%	10.31%	8/31/2029	3,108	3,073	3,098	0.59%
WSB Engineering Holdings Inc.	(4) (6)	First Lien Debt (Delayed Draw)	S +	6.00%	10.29%	8/31/2029	2,084	1,820	1,824	0.35%
Total Construction & Engineering								31,259	31,266	5.96%

Construction Materials
Java Buyer, Inc. (Sciens Building Solutions, LLC)	(4) (7)	First Lien Debt (Delayed Draw)	S +	5.00%	9.30%	12/15/2027	5,224	5,201	5,201	0.99%
Java Buyer, Inc. (Sciens Building Solutions, LLC)	(4) (7)	First Lien Debt	S +	5.00%	9.30%	12/15/2027	9,891	9,791	9,846	1.87%
SCIC Buyer, Inc.	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	9.30%	3/14/2031	1,352	(3)	(13)	0.00%
SCIC Buyer, Inc.	(4) (10)	First Lien Debt	S +	5.00%	9.30%	3/14/2031	6,448	6,384	6,385	1.21%
Total Construction Materials								21,373	21,419	4.07%

Containers & Packaging
Impact Parent Corporation (Impact Environmental Group)	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.25%	9.65%	3/23/2029	2,756	348	339	0.06%
Impact Parent Corporation (Impact Environmental Group)	(4)	First Lien Debt	S +	5.25%	9.65%	3/23/2029	3,587	3,533	3,563	0.68%
Impact Parent Corporation (Impact Environmental Group)	(4) (10)	First Lien Debt	S +	5.25%	9.65%	3/23/2029	735	724	730	0.14%
Impact Parent Corporation (Impact Environmental Group)	(4)	First Lien Debt (Delayed Draw)	S +	5.25%	9.65%	3/23/2029	1,676	1,670	1,665	0.32%
Impact Parent Corporation (Impact Environmental Group)	(4)	First Lien Debt (Delayed Draw)	S +	5.25%	9.65%	3/23/2029	1,516	1,514	1,506	0.29%
Impact Parent Corporation (Impact Environmental Group)	(4)	First Lien Debt (Delayed Draw)	S +	5.25%	9.65%	3/23/2029	3,271	3,260	3,250	0.62%
Online Labels Group, LLC	(4) (10)	First Lien Debt	S +	5.25%	9.55%	12/19/2029	1,587	1,574	1,587	0.30%
Online Labels Group, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.25%	9.55%	12/19/2029	195	-	-	0.00%
Online Labels Group, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.25%	9.55%	12/19/2029	195	97	97	0.02%
Pelican Products, Inc.	(7) (9)	First Lien Debt	S +	4.25%	8.81%	12/29/2028	7,740	7,694	7,137	1.35%
TJC Spartech Acquisition Corp.	(4) (7) (11)	First Lien Debt	S +	4.75%	9.04%	5/6/2028	9,698	9,698	3,180	0.60%
Total Containers & Packaging								30,112	23,054	4.38%

Distributors
Motion & Control Enterprises LLC	(4) (10)	First Lien Debt	S +	6.00%	10.32%	6/1/2028	3,981	3,947	3,970	0.75%
Motion & Control Enterprises LLC	(4) (10)	First Lien Debt	S +	6.00%	10.32%	6/1/2028	549	545	547	0.10%
Motion & Control Enterprises LLC	(4)	First Lien Debt (Delayed Draw)	S +	6.00%	10.32%	6/1/2028	10,959	10,956	10,929	2.07%
Motion & Control Enterprises LLC	(4)	First Lien Debt (Delayed Draw)	S +	6.00%	10.32%	6/1/2028	3,981	3,981	3,970	0.75%
Rhino Intermediate Holding Company, LLC (Rhino Tool House)	(4) (10)	First Lien Debt	S +	5.25%	9.72%	4/4/2029	5,293	5,222	5,257	1.00%
Rhino Intermediate Holding Company, LLC (Rhino Tool House)	(4)	First Lien Debt (Delayed Draw)	S +	5.25%	9.78%	4/4/2029	1,061	1,058	1,054	0.20%
Total Distributors								25,709	25,727	4.87%

Diversified Consumer Services
Excel Fitness Holdings, Inc.	(4) (10)	First Lien Debt	S +	5.25%	9.55%	4/27/2029	11,790	11,697	11,790	2.24%
Excel Fitness Holdings, Inc.	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.50%	9.80%	4/27/2029	1,032	200	206	0.04%
Total Diversified Consumer Services								11,897	11,996	2.28%

Diversified Financial Services
Ascend Partner Services LLC	(4) (10)	First Lien Debt	S +	4.50%	8.75%	8/11/2031	7,229	7,164	7,250	1.38%
Ascend Partner Services LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.50%	8.75%	8/11/2031	12,453	3,457	3,546	0.67%
Cohen Advisory, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.50%	8.80%	12/31/2031	2,100	84	79	0.01%
Cohen Advisory, LLC	(4) (10)	First Lien Debt	S +	4.50%	8.80%	12/31/2031	3,771	3,736	3,743	0.71%
KRIV Acquisition, Inc. (Riveron)	(4) (10)	First Lien Debt	S +	5.75%	10.05%	7/6/2029	9,702	9,490	9,655	1.83%
KRIV Acquisition, Inc. (Riveron)	(4)	First Lien Debt (Delayed Draw)	S +	5.75%	10.05%	7/6/2029	1,455	1,442	1,448	0.27%
Sagebrush Buyer, LLC (Province)	(4) (10)	First Lien Debt	S +	5.00%	9.32%	7/1/2030	2,087	2,068	2,067	0.39%
Smith & Howard Advisory LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	9.04%	11/26/2030	1,023	481	474	0.09%
Smith & Howard Advisory LLC	(4) (10)	First Lien Debt	S +	4.75%	9.07%	11/26/2030	1,269	1,257	1,257	0.24%
Vensure Employer Services, Inc.	(4) (7) (10)	First Lien Debt	S +	5.00%	9.30%	9/27/2031	13,090	12,980	13,014	2.47%
Vensure Employer Services, Inc.	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.00%	9.32%	9/27/2031	2,577	(12)	(15)	0.00%
Total Diversified Financial Services								42,147	42,518	8.06%

Diversified Telecommunication Services
Sapphire Telecom, Inc.	(4) (10)	First Lien Debt	S +	5.00%	9.30%	6/27/2029	8,269	8,199	8,333	1.58%
Total Diversified Telecommunication Services								8,199	8,333	1.58%

Electrical Equipment
Matador US Buyer, LLC (Insulation Technology Group)	(4) (8) (10)	First Lien Debt	S +	5.00%	9.32%	6/25/2030	9,706	9,621	9,610	1.82%
Matador US Buyer, LLC (Insulation Technology Group)	(4) (6) (8)	First Lien Debt (Delayed Draw)	S +	5.00%	9.32%	6/25/2030	2,568	2,445	2,420	0.46%
Total Electrical Equipment								12,066	12,030	2.28%

Electronic Equipment, Instruments & Components
INS Intermediate II, LLC (Ergotech DBA Industrial Networking Solutions)	(4)	First Lien Debt	S +	5.50%	9.94%	1/19/2029	8,522	8,413	8,438	1.60%
INS Intermediate II, LLC (Ergotech DBA Industrial Networking Solutions)	(4)	First Lien Debt (Delayed Draw)	S +	5.50%	9.94%	1/19/2029	1,732	1,709	1,715	0.33%
Total Electronic Equipment, Instruments & Components								10,122	10,153	1.93%

Energy Equipment & Services
Ovation Holdings, Inc	(4)	First Lien Debt	S +	5.00%	9.29%	2/4/2030	6,942	6,837	6,935	1.32%
Ovation Holdings, Inc	(4)	First Lien Debt (Delayed Draw)	S +	5.00%	9.29%	2/4/2030	1,643	1,628	1,641	0.31%
Ovation Holdings, Inc	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	9.30%	2/4/2030	3,435	1,798	1,826	0.35%
Ovation Holdings, Inc	(4) (10)	First Lien Debt	S +	5.00%	9.29%	2/4/2030	412	408	411	0.08%
SI Solutions, LLC	(4) (10)	First Lien Debt	S +	4.75%	9.04%	8/15/2030	5,155	5,109	5,161	0.98%
SI Solutions, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	9.04%	8/15/2030	2,438	(5)	3	0.00%
Total Energy Equipment & Services								15,775	15,977	3.04%

Food Products
AmerCareRoyal, LLC	(4) (10)	First Lien Debt	S +	5.00%	9.32%	9/10/2030	14,149	14,021	14,018	2.66%
AmerCareRoyal, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	9.32%	9/10/2030	3,257	-	(30)	-0.01%
AmerCareRoyal, LLC	(4)	First Lien Debt (Delayed Draw)	S +	5.00%	9.32%	9/10/2030	2,253	2,244	2,233	0.42%
Commercial Bakeries Corp.	(4) (8) (10)	First Lien Debt	S +	5.50%	9.80%	9/25/2029	7,320	7,208	7,236	1.37%
Commercial Bakeries Corp.	(4) (8) (10)	First Lien Debt	S +	5.50%	9.82%	9/25/2029	879	873	869	0.16%
FoodScience, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	8.97%	11/14/2031	2,752	(6)	(6)	0.00%
FoodScience, LLC	(4) (10)	First Lien Debt	S +	4.75%	8.97%	11/14/2031	2,573	2,550	2,568	0.49%
Sugar PPC Buyer LLC (Sugar Foods)	(4) (7) (10)	First Lien Debt	S +	5.25%	9.50%	10/2/2030	5,811	5,700	5,811	1.10%
Sugar PPC Buyer LLC (Sugar Foods)	(4) (7)	First Lien Debt (Delayed Draw)	S +	5.25%	9.55%	10/2/2030	1,614	1,599	1,614	0.31%
Total Food Products								34,189	34,313	6.50%

Gas Utilities
DH United Holdings, LLC (D&H United Fueling Solutions)	(4) (10)	First Lien Debt	S +	5.00%	9.45%	9/15/2028	7,211	7,122	7,083	1.34%
DH United Holdings, LLC (D&H United Fueling Solutions)	(4) (10)	First Lien Debt	S +	5.00%	9.45%	9/15/2028	2,380	2,346	2,338	0.44%
DH United Holdings, LLC (D&H United Fueling Solutions)	(4)	First Lien Debt (Delayed Draw)	S +	5.00%	9.47%	9/15/2028	2,295	2,282	2,254	0.43%
DH United Holdings, LLC (D&H United Fueling Solutions)	(4)	First Lien Debt (Delayed Draw)	S +	5.00%	9.45%	9/15/2028	1,079	1,076	1,060	0.20%
DH United Holdings, LLC (D&H United Fueling Solutions)	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.00%	9.58%	9/15/2028	2,851	2,395	2,355	0.45%
DH United Holdings, LLC (D&H United Fueling Solutions)	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	9.67%	9/15/2028	1,402	(6)	(25)	0.00%
Total Gas Utilities								15,215	15,065	2.86%

Health Care Equipment & Supplies
ACP Maverick Holdings, Inc.	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	4.75%	9.05%	3/18/2031	3,582	(18)	(35)	-0.01%
ACP Maverick Holdings, Inc.	(4) (7) (10)	First Lien Debt	S +	4.75%	9.05%	3/18/2031	16,118	15,958	15,959	3.03%
Bridges Consumer Healthcare Intermediate LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.25%	9.55%	12/22/2031	2,099	(10)	(21)	0.00%
Bridges Consumer Healthcare Intermediate LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.25%	9.49%	12/22/2031	1,201	955	949	0.18%
Bridges Consumer Healthcare Intermediate LLC	(4) (10)	First Lien Debt	S +	5.25%	9.47%	12/22/2031	2,524	2,501	2,500	0.47%
HMN Acquirer Corp.	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	9.05%	11/5/2031	1,056	(2)	(10)	0.00%
HMN Acquirer Corp.	(4) (10)	First Lien Debt	S +	4.75%	9.05%	11/5/2031	2,865	2,838	2,837	0.54%
Impact Advisors, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	9.06%	3/19/2032	7,010	(35)	(69)	-0.01%
Impact Advisors, LLC	(4) (10)	First Lien Debt	S +	4.75%	9.06%	3/19/2032	12,618	12,492	12,493	2.37%
Tidi Legacy Products, Inc.	(4) (7) (10)	First Lien Debt	S +	5.25%	9.57%	12/19/2029	7,401	7,342	7,462	1.42%
Tidi Legacy Products, Inc.	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.25%	9.57%	12/19/2029	1,972	-	16	0.00%
YI, LLC (Young Innovations)	(4) (7) (10)	First Lien Debt	S +	5.75%	10.05%	12/3/2029	11,133	11,044	10,988	2.09%
YI, LLC (Young Innovations)	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.75%	10.05%	12/3/2029	2,349	-	(31)	-0.01%
Total Health Care Equipment & Supplies								53,065	53,038	10.07%

Health Care Providers & Services
AB Centers Acquisition Corporation (Action Behavior Centers)	(4) (10)	First Lien Debt	S +	5.00%	9.32%	7/2/2031	6,805	6,744	6,942	1.32%
AB Centers Acquisition Corporation (Action Behavior Centers)	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	9.32%	7/2/2031	1,240	375	402	0.08%
AB Centers Acquisition Corporation (Action Behavior Centers)	(4) (10)	First Lien Debt	S +	5.00%	9.32%	7/2/2031	1,668	1,661	1,702	0.32%
Bluebird PM Buyer, Inc.	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	9.05%	2/3/2032	502	(1)	(5)	0.00%
Bluebird PM Buyer, Inc.	(4) (10)	First Lien Debt	S +	4.75%	9.05%	2/3/2032	3,681	3,646	3,646	0.69%
Dermatology Intermediate Holdings III, Inc. (Forefront Dermatology)	(7) (9) (10)	First Lien Debt	S +	4.25%	8.54%	3/30/2029	4,545	4,495	4,280	0.81%
Eyesouth Eye Care Holdco LLC	(4)	First Lien Debt	S +	5.50%	9.92%	10/5/2029	7,666	7,547	7,533	1.43%
Eyesouth Eye Care Holdco LLC	(4)	First Lien Debt (Delayed Draw)	S +	5.50%	9.92%	10/5/2029	2,513	2,513	2,470	0.47%
JKC Buyer, Inc. (J. Knipper and Company Inc)	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	9.32%	2/13/2032	915	(4)	(9)	0.00%
JKC Buyer, Inc. (J. Knipper and Company Inc)	(4) (10)	First Lien Debt	S +	5.00%	9.32%	2/13/2032	2,644	2,619	2,618	0.50%
OMERS Relief Acquisition, LLC (Gastro Health)	(4)	First Lien Debt	S +	4.50%	8.94%	7/3/2028	8,143	8,113	7,989	1.52%
Promptcare Infusion Buyer, Inc.	(4) (7)	First Lien Debt	S +	6.00%	10.42%	9/1/2027	9,096	9,063	9,096	1.73%
Promptcare Infusion Buyer, Inc.	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	6.00%	10.42%	9/1/2027	1,247	621	621	0.12%
Promptcare Infusion Buyer, Inc.	(4) (7)	First Lien Debt (Delayed Draw)	S +	6.00%	10.42%	9/1/2027	1,417	1,415	1,417	0.27%
Sandlot Buyer, LLC (Prime Time Healthcare)	(4)	First Lien Debt	S +	6.25%	10.63%	9/19/2028	15,667	15,358	15,517	2.94%
VMG Holdings LLC (VMG Health)	(4) (10)	First Lien Debt	S +	4.75%	9.05%	4/16/2030	6,901	6,840	6,838	1.30%
VMG Holdings LLC (VMG Health)	(4) (10)	First Lien Debt	S +	4.75%	9.05%	4/16/2030	496	491	491	0.09%
Total Health Care Providers & Services								71,496	71,548	13.59%

Hotels, Restaurants & Leisure
Davidson Hotel Company LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	9.32%	10/31/2031	458	(1)	(4)	0.00%
Davidson Hotel Company LLC	(4) (10)	First Lien Debt	S +	5.00%	9.32%	10/31/2031	1,374	1,361	1,362	0.26%
Total Hotels, Restaurants & Leisure								1,360	1,358	0.26%

Household Durables
AMS Parent, LLC (All My Sons)	(4) (10)	First Lien Debt	S +	5.00%	9.44%	10/25/2028	5,772	5,740	5,746	1.09%
Total Household Durables								5,740	5,746	1.09%

Household Products
DRS Holdings III, Inc.	(4) (7) (10)	First Lien Debt	S +	5.25%	9.55%	11/1/2028	1,305	1,299	1,299	0.25%
MPG Parent Holdings, LLC (Market Performance Group)	(4) (10)	First Lien Debt	S +	5.00%	9.30%	1/8/2030	6,032	5,983	6,082	1.15%
MPG Parent Holdings, LLC (Market Performance Group)	(4)	First Lien Debt (Delayed Draw)	S +	5.00%	9.32%	1/8/2030	1,481	1,481	1,493	0.28%
MPG Parent Holdings, LLC (Market Performance Group)	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	9.33%	1/8/2030	2,165	(5)	18	0.00%
Total Household Products								8,758	8,892	1.68%

Industrial Conglomerates
ISG Enterprises, LLC (Industrial Service Group)	(4)	First Lien Debt	S +	5.75%	10.04%	12/7/2028	5,637	5,561	5,541	1.05%
ISG Enterprises, LLC (Industrial Service Group)	(4)	First Lien Debt (Delayed Draw)	S +	5.75%	10.04%	12/7/2028	2,935	2,927	2,885	0.55%
ISG Enterprises, LLC (Industrial Service Group)	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.75%	10.04%	12/7/2028	10,872	10,357	10,177	1.93%
Total Industrial Conglomerates								18,845	18,603	3.53%

Insurance
Accession Risk Management Group, Inc. (f/k/a RSC Acquisition Inc)	(4) (7)	First Lien Debt (Delayed Draw)	S +	4.75%	9.05%	11/1/2029	11,158	11,158	11,124	2.11%
Patriot Growth Insurance Services, LLC	(4) (7)	First Lien Debt (Delayed Draw)	S +	5.00%	9.45%	10/16/2028	8,853	8,799	8,853	1.68%
Total Insurance								19,957	19,977	3.79%

Internet and Direct Marketing Retail
XpressMyself.com LLC (SmartSign)	(4)	First Lien Debt	S +	5.50%	9.89%	9/7/2028	7,215	7,174	7,215	1.37%
XpressMyself.com LLC (SmartSign)	(4)	First Lien Debt	S +	5.75%	10.14%	9/7/2028	2,646	2,609	2,646	0.50%
Total Internet and Direct Marketing Retail								9,783	9,861	1.87%

IT Services
360 Holdco, Inc. (360 Training)	(4) (10)	First Lien Debt	S +	5.00%	9.32%	8/2/2028	1,493	1,481	1,493	0.28%
360 Holdco, Inc. (360 Training)	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	9.32%	8/2/2028	1,346	-	-	0.00%
Redwood Services Group, LLC (Evergreen Services Group)	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.25%	9.55%	6/15/2029	4,767	(23)	(42)	-0.01%
Redwood Services Group, LLC (Evergreen Services Group)	(4) (7) (10)	First Lien Debt	S +	5.25%	9.55%	6/15/2029	12,718	12,562	12,605	2.39%
Redwood Services Group, LLC (Evergreen Services Group)	(4) (7)	First Lien Debt (Delayed Draw)	S +	5.25%	9.55%	6/15/2029	2,148	2,134	2,129	0.40%
Total IT Services								16,154	16,185	3.06%

Leisure Products
TouchTunes Music Group, LLC (TouchTunes Interactive Network)	(4)	First Lien Debt	S +	4.75%	9.05%	4/2/2029	7,479	7,430	7,479	1.42%
Total Leisure Products								7,430	7,479	1.42%

Machinery
Hyperion Materials & Technologies, Inc.	(4)	First Lien Debt	S +	4.50%	9.01%	8/30/2028	4,196	4,188	4,065	0.77%
Jetson Buyer, Inc. (E-Technologies Group, Inc.)	(4) (10)	First Lien Debt	S +	5.50%	9.82%	4/9/2030	3,160	3,132	3,086	0.59%
Total Machinery								7,320	7,151	1.36%

Personal Products
Healthspan Buyer, LLC (Thorne HealthTech)	(4) (10)	First Lien Debt	S +	5.25%	9.55%	10/16/2030	5,079	5,037	5,055	0.96%
Healthspan Buyer, LLC (Thorne HealthTech)	(4) (10)	First Lien Debt	S +	5.25%	9.55%	10/16/2030	2,698	2,686	2,685	0.51%
Total Personal Products								7,723	7,740	1.47%

Pharmaceuticals
Lavie Group, Inc.	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.25%	9.59%	10/10/2029	321	(1)	(3)	0.00%
Lavie Group, Inc.	(4) (7) (10)	First Lien Debt	S +	5.25%	9.59%	10/10/2029	1,202	1,190	1,190	0.23%
Wellspring Pharmaceutical Corporation	(4) (10)	First Lien Debt	S +	5.00%	9.40%	8/22/2028	3,175	3,157	3,170	0.60%
Wellspring Pharmaceutical Corporation	(4)	First Lien Debt	S +	5.00%	9.40%	8/22/2028	3,336	3,293	3,331	0.63%
Wellspring Pharmaceutical Corporation	(4)	First Lien Debt	S +	5.00%	9.40%	8/22/2028	2,612	2,575	2,608	0.49%
Wellspring Pharmaceutical Corporation	(4)	First Lien Debt (Delayed Draw)	S +	5.00%	9.40%	8/22/2028	1,551	1,544	1,549	0.29%
Wellspring Pharmaceutical Corporation	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	9.40%	8/22/2028	7,947	5,397	5,411	1.02%
Total Pharmaceuticals								17,155	17,256	3.26%

Professional Services
AG Group Holdings, Inc. (Addison Group)	(9)	First Lien Debt	S +	4.25%	8.57%	12/29/2028	5,920	5,917	5,821	1.10%
ALKU Intermediate Holdings, LLC	(4)	First Lien Debt	S +	6.25%	10.47%	5/23/2029	3,927	3,867	3,927	0.75%
All4 Buyer, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.50%	8.89%	1/23/2032	1,038	(5)	(10)	0.00%
All4 Buyer, LLC	(4) (10)	First Lien Debt	S +	4.50%	8.79%	1/23/2032	1,246	1,234	1,234	0.23%
Archer Acquisition, LLC (ARMstrong)	(4) (10)	First Lien Debt	S +	5.00%	9.40%	10/8/2029	5,458	5,392	5,408	1.03%
Archer Acquisition, LLC (ARMstrong)	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	9.41%	10/8/2029	529	144	142	0.03%
KENG Acquisition, Inc. (Engage PEO)	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.00%	9.32%	8/1/2029	5,347	(25)	(47)	-0.01%
KENG Acquisition, Inc. (Enagage PEO)	(4) (7) (10)	First Lien Debt	S +	5.00%	9.32%	8/1/2029	4,609	4,554	4,569	0.87%
KENG Acquisition, Inc. (Enagage PEO)	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.00%	9.32%	8/1/2029	4,476	2,779	2,747	0.52%
KENG Acquisition, Inc. (Enagage PEO)	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.00%	9.32%	8/1/2029	2,851	(6)	(25)	0.00%
LSCS Holdings, Inc. (Dohmen)	(7) (9) (10)	First Lien Debt	S +	4.50%	8.80%	3/4/2032	8,000	7,960	7,998	1.52%
Orion Group FM Holdings, LLC (Leo Facilities)	(4) (10)	First Lien Debt	S +	5.50%	9.80%	7/3/2029	7,654	7,564	7,628	1.45%
Orion Group FM Holdings, LLC (Leo Facilities)	(4) (10)	First Lien Debt	S +	5.50%	9.80%	7/3/2029	647	641	645	0.12%
Orion Group FM Holdings, LLC (Leo Facilities)	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.50%	9.79%	7/3/2029	5,796	4,271	4,261	0.81%
Orion Group FM Holdings, LLC (Leo Facilities)	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.50%	9.80%	7/3/2029	5,488	-	(19)	0.00%
Secretariat Advisors LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.00%	8.31%	2/24/2032	396	-	(2)	0.00%
Secretariat Advisors LLC	(4) (10)	First Lien Debt	S +	4.00%	8.31%	2/24/2032	3,286	3,270	3,271	0.62%
Total Professional Services								47,557	47,548	9.04%

Road & Rail
EVDR Purchaser, Inc. (Alternative Logistics Technologies Buyer, LLC)	(4) (7) (10)	First Lien Debt	S +	5.50%	9.82%	2/14/2031	5,086	5,044	5,041	0.95%
EVDR Purchaser, Inc. (Alternative Logistics Technologies Buyer, LLC)	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.50%	9.82%	2/14/2031	1,468	-	(13)	0.00%
Total Road & Rail								5,044	5,028	0.95%

Software
Businessolver.com, Inc.	(4) (7)	First Lien Debt	S +	5.50%	9.90%	12/1/2027	8,712	8,671	8,712	1.65%
Businessolver.com, Inc.	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.50%	9.90%	12/1/2027	1,306	308	311	0.06%
Diligent Corporation (fka Diamond Merger Sub II, Corp.)	(4) (7) (10)	First Lien Debt	S +	5.00%	9.31%	8/2/2030	2,515	2,504	2,502	0.47%
Diligent Corporation (fka Diamond Merger Sub II, Corp.)	(4) (7) (10)	First Lien Debt	S +	5.00%	9.31%	8/2/2030	14,670	14,608	14,597	2.77%
Diligent Corporation (fka Diamond Merger Sub II, Corp.)	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.00%	9.31%	8/2/2030	2,515	(11)	(13)	0.00%
Revalize Inc. (f/k/a AQ Holdco Inc.)	(4) (7)	First Lien Debt (Delayed Draw)	S +	5.75%	10.19%	4/15/2027	4,923	4,916	4,706	0.89%
Revalize Inc. (f/k/a AQ Holdco Inc.)	(4) (7)	First Lien Debt (Delayed Draw)	S +	5.75%	10.19%	4/15/2027	1,264	1,260	1,209	0.23%
Revalize Inc. (f/k/a AQ Holdco Inc.)	(4) (7)	First Lien Debt (Delayed Draw)	S +	5.75%	10.19%	4/15/2027	280	280	268	0.05%
Total Software								32,536	32,292	6.12%

Transportation Infrastructure
FSK Pallet Holding Corp. (Kamps Pallets)	(4) (10)	First Lien Debt	S +	6.00%	10.44%	12/23/2026	8,531	8,457	8,326	1.58%
Transit Buyer, LLC (Propark Mobility)	(4)	First Lien Debt	S +	5.00%	9.32%	1/31/2029	5,820	5,760	5,839	1.11%
Transit Buyer, LLC (Propark Mobility)	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	9.32%	1/31/2029	2,679	2,279	2,322	0.44%
Transit Buyer, LLC (Propark Mobility)	(4)	First Lien Debt (Delayed Draw)	S +	5.00%	9.32%	1/31/2029	4,418	4,409	4,431	0.84%
Total Transportation Infrastructure								20,905	20,918	3.97%

Wireless Telecommunication Services
Mobile Communications America, Inc.	(4) (10)	First Lien Debt	S +	5.25%	9.55%	10/16/2029	8,825	8,729	8,866	1.68%
Mobile Communications America, Inc.	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.25%	9.55%	10/16/2029	2,879	808	839	0.16%
Total Wireless Telecommunication Services								9,537	9,705	1.84%

Total Debt Investments								750,771	742,496	140.90%

Cash Equivalents
BlackRock Liquidity Funds T-Fund Institutional Class					4.22%		4,727,795	4,728	4,728	0.90%
First American Government Obligations Fund					4.23%		2,661	3	3	0.00%
U.S. Bank National Association Money Market Deposit Account					1.60%		7,752,136	7,752	7,752	1.47%
Total Cash Equivalents								12,483	12,483	2.37%

Total Investments								$ 763,254	$ 754,979	143.27%

(1) All investments are non-controlled/non-affiliated investments as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act classifies investments based on the level of control that the Company maintains in a particular portfolio company. As defined in the 1940 Act, a company is generally presumed to be “non-controlled” when the Company owns 25% or less of the portfolio company’s voting securities and “controlled” when the Company owns more than 25% of the portfolio company’s voting securities. The 1940 Act also classifies investments further based on the level of ownership that the Company maintains in a particular portfolio company. As defined in the 1940 Act, a company is generally deemed as “non-affiliated” when the Company owns less than 5% of a portfolio company’s voting securities and “affiliated” when the Company owns 5% or more of a portfolio company’s voting securities.

(2) Unless otherwise indicated, issuers of debt held by the Company are domiciled in the United States.
(3) The majority of the investments bear interest at rates that may be determined by reference to Secured Overnight Financing Rate ("SOFR" or "S"), which reset monthly or quarterly. For each such investment, the Company has provided the spread over SOFR and the current contractual interest rate in effect at March 31, 2025. As of  March 31, 2025, the rate for 1M S, 3M S, 6M S and 12M S are 4.32%, 4.29%, 4.19% and 4.01% respectively. Certain investments are subject to a SOFR floor. For fixed rate loans, a spread above a reference rate is not applicable.

(4) Investment valued using unobservable inputs (Level 3).
(5) Percentage is based on net assets of $526,972 as of March 31, 2025
(6) Position or portion thereof is an unfunded loan commitment, and no interest is being earned on the unfunded portion. The investment may be subject to unused commitment fees.
(7) Investment is a unitranche position.
(8) This portfolio company is not domiciled in the United States. The principal place of business for Phaidon is the United Kingdom. The principal place of business for Commercial Bakeries is Canada. The principal place of business for Insulation Technology Group is Germany.

(9) Investments valued using observable inputs (Level 2)
(10) Denotes that all or a portion of the assets are owned by SPV I. SPV I entered into a loan and security agreement (the “ABL Facility”) on April 27, 2023. The lenders of the ABL Facility have a first lien security interest in substantially all of the assets of SPV I. Accordingly, such assets are not available to creditors of the Company.

(11) Loan was on non-accrual status as of March 31, 2025.